Loan (Details Narrative) - USD ($)		1 Months Ended						9 Months Ended				12 Months Ended		36 Months Ended
	Aug. 06, 2025	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jun. 30, 2019	Sep. 30, 2025	Sep. 30, 2024	Jan. 31, 2022	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Nov. 17, 2023	Nov. 01, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Loan amount								$ 6,973,000				$ 12,808,000	$ 11,303,000	$ 12,808,000
Finance costs												$ 20,000,000		$ 20,000,000
Share price												$ 0.0001	$ 0.0001	$ 0.0001
Interest expenses								993,000	$ 1,144,000
Accrued liabilities								$ 145,000				$ 2,800,000		$ 2,800,000
Series B-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of amount, converted		$ 3,152
Conversion of shares, converted		6,466,194
Stock issued, price per share		$ 0.0001										$ 0.48751		$ 0.48751	$ 0.0001
Share price		$ 0.48751										$ 1.4672533		$ 1.4672533	$ 1.462533
Series B Two Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of shares, converted		741,435
Stock issued, price per share		$ 0.0001
Series B-1 Warrant [Member]
Debt Instrument [Line Items]
Share price		$ 0.4875
Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Loan amount							$ 9,999,000
Advance interest, rate							6.50%
Interest prime, rate							12.00%
Bear interest rate							4.00%
Warrant ouitstanding							1,872,993
Warrant, exercise price							$ 0.2803
Warrant expiration, description							The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition.
Loan and Security Agreement [Member] | Preference Series A [Member]
Debt Instrument [Line Items]
Warrant, exercise price							$ 0.0001
First Amendment [Member] | 22 Consecutive Equal Monthly Payment [Member]
Debt Instrument [Line Items]
Deferred payments										$ 5,000,000				$ 5,000,000
Second Amendment [Member] | 25 Consecutive Equal Monthly Payment [Member]
Debt Instrument [Line Items]
Deferred payments											$ 5,000,000			5,000,000
Series B Preferred Stock Purchase Agreement [Member]
Debt Instrument [Line Items]
Interest expenses												$ 1,505,000	$ 1,931,000
Accrued liabilities												$ 2,808,000	1,303,000	$ 2,808,000
Series B Preferred Stock Purchase Agreement [Member] | Series B-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of amount, converted		$ 3,152
Conversion of shares, converted		2,155,398
Stock issued, price per share																$ 0.0001
Series B Preferred Stock Purchase Agreement [Member] | Series B Two Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of shares, converted		247,145
Stock issued, price per share		$ 0.0001
Share price		$ 0.4875
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Conversion of amount, converted		$ 16,270,000,000
Interest expenses													2,206,000
Convertible, aggregate amount		3,000,000
Principal amount, interest rate						7.00%
Outstanding, maturity date			March 31, 2025
Interest payments													$ 0
Convertible Promissory Note Agreement [Member] | Investor [Member]
Debt Instrument [Line Items]
Conversion of amount, converted			$ 3,000,000
Convertible, aggregate amount						$ 11,419,000
Conversion price, description						the entire amount of the outstanding principal and any unpaid accrued interest shall automatically convert in whole without any further action by the holder into Common Stock of the Company, at a conversion price equal to the cash price paid per share for the equity securities by the Investors in the qualified financing at a conversion price equal to the lesser of (i) the cash price paid per share for equity securities by the Investors in the Qualified Financing multiplied by 0.75, and (ii) $0.2803.
Convertible Promissory Note Agreement [Member] | Investor [Member] | Loans [Member]
Debt Instrument [Line Items]
Deferred loan issuance costs						$ 14,000
Convertible Promissory Note Agreement [Member] | Series B-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of amount, converted		$ 2,847
Conversion of shares, converted		1,947,073
Convertible Promissory Note Agreement [Member] | Series B Two Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of amount, converted		$ 12,054
Conversion of shares, converted		9,154,383
Convertible Promissory Note Agreement [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding, maturity date				January 2, 2023 and later		January 21, 2022						January 1, 2024
Preferred stock, conversion price						$ 0.2803						$ 0.2803		$ 0.2803
Convertible Promissory Note Agreement [Member] | Series B Three Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of amount, converted		$ 10,797
Conversion of shares, converted		7,151,130
Second Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Principal amount, interest rate					7.00%
Second Convertible Promissory Note Agreement [Member] | Investor [Member]
Debt Instrument [Line Items]
Convertible, aggregate amount					$ 6,100,000
Conversion price, description					the entire amount of the outstanding principal and any unpaid accrued interest shall automatically convert in whole without any further action by the holder into Common Stock of the Company, at a conversion price equal to the cash price paid per share for the equity securities by the Investors in the qualified financing at a conversion price equal to the lesser of (i) the cash price paid per share for equity securities by the Investors in the Qualified Financing multiplied by 0.75, and (ii) $0.2803.
Additional Convertible Promissory Note Agreement Three [Member] | Investor [Member]
Debt Instrument [Line Items]
Convertible, aggregate amount										$ 6,000,000	$ 6,000,000
Additional Convertible Promissory Note Agreement Two [Member] | Investor [Member]
Debt Instrument [Line Items]
Convertible, aggregate amount																	$ 2,000,000
Additional Convertible Promissory Note Agreement Three [Member] | Investor [Member]
Debt Instrument [Line Items]
Convertible, aggregate amount																	$ 7,517,000
Three Additional Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Principal amount, interest rate												7.00%		7.00%
Third, Fourth and Fifth Convertible Promissory Note Agreement [Member] | Investor [Member]
Debt Instrument [Line Items]
Conversion price, description												the entire amount of the outstanding principal and any unpaid accrued interest shall automatically convert in whole without any further action by the holder into Common Stock of the Company, at a conversion price equal to the cash price paid per share for the equity securities by the Investors in the qualified financing at a conversion price equal to the lesser of (i) the cash price paid per share for Equity Securities by the Investors in the Qualified Financing multiplied by 0.75, and (ii) $0.2803.
Securities Purchase And Conversion Agreement [Member] | Series E Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued, price per share	$ 3.75
Share price	$ 10.00
Debt conversion, converted instrument, rate	50.00%
stock issued during period, value, conversion of units	$ 6,800,000
Stock issued during period, shares, conversion of units	682,770
Debt instrument, convertible, conversion price	$ 4.62
Debt instrument, convertible, terms of conversion feature	(i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month
Securities Purchase And Conversion Agreement [Member] | Series E Convertible Preferred Stock [Member] | Minimum [Member]
Debt Instrument [Line Items]
stock issued during period, value, conversion of units	$ 8,000,000